Financial Risk Management Objectives and Policies	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial Risk Management Objectives and Policies	Financial Risk Management Objectives and Policies
GLOBALFOUNDRIES has implemented a cash investment policy which determines the overall objectives of the Company’s investment strategy. This policy is aimed to ensure the preservation of capital and the maintenance of sufficient liquidity necessary to fund operations while balancing the needs for appropriate returns. The cash investment policy limits permissible investments and credit quality.
The primary objective of the Company’s capital management is to ensure that it maintains a healthy capital ratio in order to support its business and maximize shareholder value.
The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions. There are no regulatory imposed requirements on the level of share capital which the Company has to maintain.
The Company monitors capital using a gearing ratio, which is net debt divided by total capital plus net debt. The Company’s policy is to keep the gearing ratio within a range to meet the business needs of the Company.
The Company includes within net debt, interest bearing loans and borrowings and obligations under lease less bank balances, cash and marketable securities. Capital includes total equity including non-controlling interests less cumulative changes in fair value.
The Company’s interest-bearing loans and borrowings have certain financial covenants. Restrictive covenants in the Company’s credit facilities may prevent the Company from pursuing certain transactions or business strategies, including by limiting the Company’s ability to, in certain circumstances:
•incur additional indebtedness;
•pay dividends or make distributions;
•acquire assets or make investments outside of the ordinary course of business;
•sell, lease, license, transfer or otherwise dispose of assets;
•enter into transactions with the affiliates;
•create or permit liens;
•guarantee indebtedness; and
•engage in certain extraordinary transactions.
As of December 31, 2022, the Company is in compliance with the financial covenants.
Risks Arising from Financial Instruments—The main risks arising from the Company’s financial instruments are market risk (including foreign currency risk and interest rate risk), credit risk and liquidity risk. The Board of Directors reviews and approves policies for managing each of these risks which are summarized below.
Market Risk—Market price risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market prices comprise the following types of risk: interest rate risk, foreign currency risk and market price risk.
Interest Rate Risk—The Company’s exposure to market risk for changes in interest rates relates primarily to interest-earning financial assets and interest-bearing financial liabilities. The Company’s interest-earning financial assets are mostly highly liquid investments and includes money market funds, marketable securities and time deposits. As these financial assets have weighted-average maturity of less than one year with majority of the assets in fixed-rate instruments, the Company’s exposure to interest risk is not material. The Company’s interest-bearing financial liabilities include fixed and floating rate loans and lease obligations. Floating rate loans bear interest at Base Rate or LIBOR or EURIBOR plus a premium, which is fixed. The Company uses pay-fixed / receive-float interest rate swaps to protect the Company against adverse fluctuations in interest rates and to reduce its exposure to variability in cash flows on the Company’s forecasted floating-rate debt facility to the extent that it is practicable and cost effective to do so.
Cash Flow Sensitivity Analysis for Variable Rate Instruments—The sensitivity of net income (loss) in the consolidated statement of comprehensive income (loss) is the effect of the assumed changes in interest rates on the Company’s net income (loss) for one year, based on the floating rate financial assets and financial liabilities held on December 31, 2022.
The following table demonstrates the sensitivity of net income (loss) in the consolidated statements of operations to reasonably possible changes in interest rates, with all other variables held constant.

	Increase/ (Decrease) in Percentages	Effects on Loss before Tax
December 31, 2020	10%	$19
	(10)%	$(19)
December 31, 2021	10%	$—
	(10%)	$—
December 31, 2022	10%	$1
	(10)%	$(1)
Foreign Currency Risk—As a result of foreign operations, the Company has costs, assets and liabilities that are denominated in foreign currencies, primarily the Euro, the Japanese Yen and the Singapore Dollar. Therefore, movements in exchange rates could cause foreign currency denominated expenses to increase as a percentage of net revenue, affecting profitability and cash flows. The Company uses foreign currency forward contracts to reduce exposure to foreign currency fluctuations. The Company also incurs certain portion of its interest expense in Euro and Singapore Dollars, exposing the Company to exchange rate fluctuations between USD and EUR and SGD. The Company uses cross-currency swaps to reduce its exposure to variability from foreign exchange impacting cash flows arising from Company’s foreign currency denominated debt cash flows to the extent than it is practicable and cost effective to do so.
Exposure to Currency Risk—The Company’s exposure to foreign currency risk against financial assets and financial liabilities was as follows, based on notional amounts:

(in millions)	EUR	JPY	SGD
December 31, 2021
Receivables and prepayments	$161	$—	$13
Cash and cash equivalents	45	2	4
Loans and borrowings	(14)	—	(91)
Trade and other payables	(254)	(73)	(147)
	$(62)	$(71)	$(221)
December 31, 2022
Receivables and prepayments	$120	$—	$16
Cash and cash equivalents	48	4	420
Loans and borrowings	45	—	—
Trade and other payables	(388)	(73)	(149)
	$(175)	$(69)	$287
Credit Risk—Credit risk can be defined as the risk of suffering financial loss from financial instruments due to the failure by a counterparty to fulfill an obligation. Financial instruments that subject the Company to concentrations of credit risk include investments and cash equivalents and foreign exchange transactions. With respect to credit risk arising from the Company’s cash and cash equivalents, the Company’s exposure to credit risk arises from default of the counterparty, with maximum exposure equal to the carrying amount of these instruments.
The Company generally does not require collateral to secure accounts receivable. The risk with respect to trade receivables is mitigated by credit evaluations the Company performs on the Company’s customers, the short duration of the Company’s payments terms for the significant majority of the Company’s customer contracts and by the diversification of the Company’s customer base. The expected credit losses of trade and other receivables are not significant.
The Company’s five largest customers account for approximately 57% and 61% of the outstanding trade receivables balance as of December 31, 2022 and 2021, respectively.
Exposure to Credit Risk—The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:
The aging of financial assets including trade receivables is as follows:

			Past Due but Not Impaired
(in millions)	Total	Neither past Due Nor Impaired	< 30 Days	31-90 Days	91-120 Days	Great than 120 days
December 31, 2021	$1,067	$1,023	$42	$1	$1	$—
December 31, 2022	$2,254	$2,137	$84	$33	$—	$—

Liquidity Risk—The Company monitors its risk to a shortage of funds by monitoring its cash flow situation. Ongoing cash forecasting and review processes have been set up to determine the amount of external funding needed. The Company has set up a process of mid- and long-term financial planning. The Company’s financing structure, including maturities of debt, is determined in response to the financing requirements identified with the long-term business planning process.
The table below summarizes the maturity profile of the Company’s financial liabilities:

(in millions)	Carrying Value	Contractual Cash Flows	1 Year or Less	1 to 5 Years	Greater than 5 Years	Total
December 31, 2021
Loans and borrowings	$2,013	$2,205	$349	$1,736	$120	$2,205
Lease obligations	426	512	157	232	123	512
Derivative financial liability	66	66	49	17	—	66
Trade payables and other liabilities	1,895	1,895	1,848	47	—	1,895
	$4,400	$4,678	$2,403	$2,032	$243	$4,678
December 31, 2022
Loans and borrowings	$2,511	$2,706	$229	$1,443	$1,034	$2,706
Lease obligations	345	427	92	184	151	427
Derivative financial liability	66	66	61	5	—	66
Trade payables and other liabilities	2,265	2,265	2,171	63	31	2,265
	$5,187	$5,464	$2,553	$1,695	$1,216	$5,464
In preparing the maturity profile, undiscounted payments are calculated based on contractually agreed interest rates where these are fixed, or, in the case of discounted liabilities for leases, where the interest rate is implicit in the financing arrangement. For variable interest arrangements undiscounted payments are determined based on the interest rate prevailing at the reporting date.
Assets and Liabilities Measured at Fair Value—The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:
Level 1—observable inputs such as quoted prices in active markets for identical assets or liabilities
Level 2—inputs other than quoted prices in active markets in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for similar assets or liabilities that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability; and
Level 3—unobservable inputs for which little or no market data exists, therefore requiring management judgment to develop the Company’s own models with estimates and assumptions.
Cash Equivalents - Cash equivalents include investments in government obligation-based money market funds, other money market instruments and interest-bearing deposits with initial or remaining terms of three months or less. The fair value of cash equivalents approximates its carrying value due to the short-term nature of these instruments.

Marketable Securities - Marketable securities utilizing Level 1 inputs include U.S. Treasury Securities, U.S. Government Sponsored Enterprises, floating rate securities, money market mutual funds, corporate debt instruments and other Notes, bonds or debt securities issued by non-U.S. sovereign or multilateral entities, as these securities all have quoted prices in active markets.
For assets and liabilities that are recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. Foreign currency forward contracts are classified within Level 2. The fair values of foreign currency forward contracts are determined using quantitative models that require the use of multiple market inputs, including interest rates, prices and maturity dates to generate pricing curves, which are used to value the positions. The market inputs are generally actively quoted and can be validated through external sources. For foreign currency forward contract asset and liability positions with maturity dates which fall between the dates of quoted prices, interpolation of rate or maturity scenarios are used in determining fair values. During the years ended December 31, 2022 and 2021, there were no transfers between Level 1, 2 and Level 3 fair value measurements.
Financial Instruments Measured at Fair Value on a Recurring Basis
The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurement at Reporting Date Using

(in millions)	Total	Quoted Prices Identical Assets/ Liabilities (Level 1)	Significant Other Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2021
Assets:

Cash equivalents(1)	$2,175	$2,150	$25	$—

Investments in equity instruments(2)	$17	$1	$—	$16

Derivatives(3)	$25	$—	$25	$—

Liabilities:

Derivatives(3)	$66	$—	$66	$—

	Fair Value Measurement at Reporting Date Using

(in millions)	Total	Quoted Prices Identical Assets/ Liabilities (Level 1)	Significant Other Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2022
Assets:

Cash equivalents (1)	$961	$961	$—	$—

Investments in equity instruments (2)	$15	$—	$—	$15

Investments in marketable securities(3)	$994	$994	$—	$—

Derivatives(4)	$177	$—	$177	$—

Liabilities:

Derivatives(4)	$66	$—	$66	$—
(1)Included in cash and cash equivalents on the Company’s consolidated statements of financial position.
(2)Included in current and non-current receivables, prepayments and other assets on the Company’s consolidated statements of financial position.
(3)Included in current and non-current marketable securities on the Company’s consolidated statements of financial position.
(4)Consists of foreign currency forward contracts, interest rate swaps, cross currency swaps and commodity hedge. Included in other current and non-current financial assets on the Company’s consolidated statements of financial position.

Financial Instruments Not Recorded at Fair Value on a Recurring Basis
Financial instruments not recorded at fair value on a recurring basis include non-marketable equity securities (that have not been re-measured or impaired in the current period), grants receivable, loans receivable, lease obligations and the Company’s short-term and long-term debt.
The carrying and fair values of the Company’s financial instruments not recorded at fair value on a recurring basis are presented in the following table, classified according to the categories of loans and receivables (“LaR”) and financial liabilities at amortized cost (“FLAC”):

(in millions)		December 31, 2022		December 31, 2021
Financial Liability	Category	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other long-term debt	FLAC	2,511	2,414	2,013	2,006
Total		$2,511	$2,414	$2,013	$2,006
Estimated fair values of loans and borrowings is based on quoted prices for similar liabilities for which significant inputs are observable and represents a Level 2 valuation. The fair values are estimated based on the type of loan and maturity. The Company estimates the fair value using market interest rates for the Company’s debts with similar maturities.